VESSELS AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2014
Property, Plant and Equipment [Abstract]
Vessels and equipment

(in thousands of $)	June 30, 2014	December 31, 2013
Cost	1,488,475	1,360,605
Accumulated depreciation	(302,650)	(270,989)
Vessels and equipment, net	1,185,825	1,089,616